FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00248
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ADAMS DIVERSIFIED EQUITY FUND, INC.
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(Exact name of registrant as specified in charter)

500 East Pratt Street, Suite 1300, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
Adams Diversified Equity Fund, Inc.
500 East Pratt Street, Suite 1300
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

	Shares	Value (A)
Common Stocks — 97.3%
Consumer Discretionary — 13.3%
Amazon.com, Inc. (B)	50,000	$25,594,500
BorgWarner Inc.	137,000	5,697,830
Comcast Corp. (Class A)	559,800	31,841,424
Dollar General Corp.	271,400	19,660,216
Hanesbrands Inc.	608,000	17,595,520
Las Vegas Sands Corp.	150,000	5,695,500
Lowe's Companies, Inc.	405,000	27,912,600
Magna International Inc.	252,000	12,098,520
Polaris Industries Inc.	83,000	9,949,210
Walt Disney Co.	320,000	32,704,000

		188,749,320

Consumer Staples — 9.2%
Coca-Cola Co.	186,000	7,462,320
CVS Health Corp.	314,000	30,294,720
Kroger Co.	508,000	18,323,560
PepsiCo, Inc.	343,500	32,392,050
Philip Morris International Inc.	262,800	20,847,924
Procter & Gamble Co.	131,850	9,485,289
Spectrum Brands Holdings, Inc.	131,500	12,033,565

		130,839,428

Energy — 7.0%
Adams Natural Resources Fund, Inc. (C)	2,186,774	39,711,816
Chevron Corp.	218,000	17,195,840
EOG Resources, Inc.	151,200	11,007,360
Exxon Mobil Corp.	101,000	7,509,350
Marathon Petroleum Corp.	166,000	7,690,780
Noble Energy, Inc.	175,000	5,281,500
Schlumberger Ltd.	171,300	11,814,561

		100,211,207

Financials — 16.7%
Allstate Corp.	330,000	19,219,200
American International Group, Inc.	145,000	8,238,900
American Tower Corp.	105,000	9,237,900
Berkshire Hathaway Inc. (Class B) (B)	65,200	8,502,080
Capital One Financial Corp.	245,000	17,767,400
Citigroup Inc.	617,000	30,609,370
iShares US Real Estate ETF	147,722	10,480,876
JPMorgan Chase & Co.	450,000	27,436,500
Lincoln National Corp.	270,000	12,814,200
Nasdaq, Inc.	360,000	19,198,800
Navient Corp.	520,000	5,844,800
Prudential Financial, Inc.	195,000	14,860,950
Simon Property Group, Inc.	89,500	16,442,940
Wells Fargo & Co.	719,000	36,920,650

		237,574,566

SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2015 (unaudited)

	Shares	Value (A)
Health Care — 14.8%
Aetna Inc.	183,900	$20,120,499
Allergan plc (B)	107,096	29,109,764
Biogen Inc. (B)	47,000	13,715,070
Celgene Corp. (B)	164,000	17,739,880
Cigna Corp.	26,000	3,492,260
Edwards Lifesciences Corp. (B)	122,000	17,344,740
Gilead Sciences, Inc.	275,900	27,090,621
Johnson & Johnson	64,000	5,974,400
McKesson Corp.	87,900	16,264,137
Merck & Co., Inc.	480,000	23,707,200
Novartis AG	239,000	21,968,880
Valeant Pharmaceuticals International, Inc. (B)	77,900	13,895,802

		210,423,253

Industrials — 9.4%
Boeing Co.	205,000	26,844,750
Delta Air Lines, Inc.	311,900	13,994,953
Dover Corp.	176,000	10,063,680
FedEx Corp.	80,000	11,518,400
Fluor Corp.	130,000	5,505,500
General Electric Co.	246,500	6,216,730
Honeywell International Inc.	287,500	27,223,375
Southwest Airlines Co.	204,900	7,794,396
Union Pacific Corp.	278,000	24,577,980

		133,739,764

Information Technology — 20.3%
Apple Inc.	653,100	72,036,930
Automatic Data Processing, Inc.	109,000	8,759,240
Cisco Systems, Inc.	446,000	11,707,500
Facebook, Inc. (Class A) (B)	303,300	27,266,670
Gartner, Inc. (B)	165,000	13,848,450
Google Inc. (Class A) (B)	35,500	22,662,135
Google Inc. (Class C) (B)	35,597	21,657,927
Intel Corp.	166,200	5,009,268
Lam Research Corp.	127,600	8,336,108
MasterCard, Inc. (Class A)	230,000	20,727,600
Microsoft Corp.	836,800	37,036,768
Oracle Corp.	221,000	7,982,520
QUALCOMM Inc.	56,800	3,051,863
Visa Inc. (Class A)	322,000	22,430,520
Western Digital Corp.	83,000	6,593,520

		289,107,019

Materials — 2.2%
CF Industries Holdings, Inc.	203,155	9,121,660
LyondellBasell Industries N.V. (Class A)	186,000	15,504,960
PPG Industries, Inc.	85,000	7,453,650

		32,080,270

Telecommunication Services — 1.8%
SBA Communications Corp. (Class A) (B)	90,000	9,426,600
Verizon Communications Inc.	389,000	16,925,390

		26,351,990

SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2015 (unaudited)

	Shares/ Principal	Value (A)
Utilities — 2.6%
AGL Resources Inc.	145,000	$8,850,800
CMS Energy Corp.	225,000	7,947,000
Edison International	98,000	6,180,860
NextEra Energy, Inc.	81,000	7,901,550
Pinnacle West Capital Corp.	97,500	6,253,650

		37,133,860

Total Common Stocks
(Cost $1,067,711,432)		1,386,210,677

Other Investments — 0.0%
Financial — 0.0%
Adams Funds Advisers, LLC (B) (D) (Cost $33,871)		33,871

Short-Term Investments — 2.7%
Money Market Account — 1.3%
M&T Bank, 0.10%	$18,114,613	18,114,613
Money Market Funds — 1.4%
Fidelity Institutional Money Market – Money Market Portfolio (Institutional Class), 0.17% (E)	20,000,000	20,000,000

Total Short-Term Investments
(Cost $38,114,613)		38,114,613

Total Investments — 100.0% of Net Assets
(Cost $1,105,859,916)		$1,424,359,161

Notes:

(A)	Common stocks are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	Presently non-dividend paying.
(C)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(D)	Controlled affiliate valued using fair value procedures.
(E)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

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Adams Diversified Equity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 ("1940 Act") as a diversified investment company. The Fund is an internally-managed closed-end fund whose investment objectives are preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES

Affiliates - The 1940 Act defines "affiliated companies" as those companies in which the Fund owns 5% or more of the outstanding voting securities. Additionally, those companies in which the Fund owns more than 25% of the outstanding voting securities are considered to be "controlled" by the Fund.

In April 2015, Fund shareholders authorized the Fund to provide investment advisory services to external parties, and the Securities and Exchange Commission granted no action relief under section 12(d)(3) of the 1940 Act to allow the Fund to create a separate entity for this purpose. The Fund is providing the initial capital for the start-up of Adams Funds Advisers, LLC ("AFA"), a Maryland limited liability company, and is the sole member and General Manager. As of September 30, 2015, AFA remains in start-up phase and has yet to provide advisory services to external clients. As an operating company that provides no services to the Fund, the Fund's investment in AFA is accounted for as a portfolio investment that meets the definition of a controlled affiliate.

For the period ended September 30, 2015, activity related to the Fund's investments in affiliated companies is as follows:

Affiliated Company	Purchase Cost	Sales Cost	Investment Income	Value Sept. 30, 2015	Value Dec. 31, 2014
AFA	$33,871	$--	$--	$33,871	$--
Adams Natural Resources Fund, Inc.	--	--	524,826	39,711,816	52,132,692
Total	$33,871	$--	$524,826	$39,745,687	$52,132,692

Investment Transactions - The Fund's investment decisions are made by the portfolio management team with recommendations from the research staff. The Fund is subject to changes in the value of equity securities held in the normal course of pursuing its investment objectives. Investment transactions are accounted for on the trade date.

Valuation - The Fund's financial instruments are reported at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding money market funds) are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value.

Using fair value procedures approved by the Fund's Board of Directors, the Fund's investment in its controlled affiliate, AFA, is valued at cost given its recent funding and start-up phase activities.

GAAP establishes the following fair value hierarchy that categorizes inputs used to measure fair value:

  Level 1 -- fair value is determined based on market data obtained from independent sources, for example, quoted prices in active markets for identical investments,
  Level 2 -- fair value is determined using other assumptions obtained from independent sources, for example, quoted prices for similar investments,
  Level 3 -- fair value is determined using the Fund's own assumptions, developed based on the best information available in the circumstances.

At September 30, 2015, the Fund's financial instruments were classified as follows:

	Level 1	Level 2	Level 3	Total
Common stocks	$1,386,210,677	$--	$--	$1,386,210,677
Other investments	--	--	33,871	33,871
Short-term investments	38,114,613	--	--	38,114,613
Total investments	$1,424,325,290	$--	$33,871	$1,424,359,161

The following is a reconciliation of the change in the value of Level 3 investments:

Balance as of December 31, 2014	$--
Purchases	33,871
Change in unrealized appreciation of investments included in increase in net assets from operations	--
Balance as of September 30, 2015	$33,871

There were no transfers between levels during the nine months ended September 30, 2015.

2. FEDERAL INCOME TAXES

As of September 30, 2015, the identified cost of securities for federal income tax purposes was $1,105,859,916, including $34,769,275 for affiliated companies, and net unrealized appreciation aggregated $318,499,245, consisting of gross unrealized appreciation of $372,130,297 and gross unrealized depreciation of $53,631,052.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adams Diversified Equity Fund, Inc.

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer and President
(Principal Executive Officer)

Date:	October 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer and President
(Principal Executive Officer)

Date:	October 21, 2015

By:	/s/ Brian S. Hook
Brian S. Hook
Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	October 21, 2015